Securities Available for Sale, Gross Unrealized Losses and Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	$ (108)	$ (916)
Less than 12 months, Fair Value	10,727	39,083
12 months or more, Gross Unrealized Losses	(946)	(2,253)
12 months or more, Fair Value	11,441	14,530
Total Gross Unrealized Losses	(1,054)	(3,169)
Total, Fair Value	22,168	53,613
Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(96)	(894)
Less than 12 months, Fair Value	10,563	38,706
12 months or more, Gross Unrealized Losses	(909)	(2,212)
12 months or more, Fair Value	10,903	14,000
Total Gross Unrealized Losses	(1,005)	(3,106)
Total, Fair Value	21,466	52,706
US Treasury and Government [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	0	(11)
Less than 12 months, Fair Value	0	5,473
12 months or more, Gross Unrealized Losses	0	0
12 months or more, Fair Value	0	0
Total Gross Unrealized Losses	0	(11)
Total, Fair Value	0	5,473
US States and Political Subdivisions [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(55)	(229)
Less than 12 months, Fair Value	2,709	8,501
12 months or more, Gross Unrealized Losses	(389)	(654)
12 months or more, Fair Value	4,662	4,348
Total Gross Unrealized Losses	(444)	(883)
Total, Fair Value	7,371	12,849
Mortgage Backed Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(14)	(244)
Less than 12 months, Fair Value	2,999	9,355
12 months or more, Gross Unrealized Losses	(307)	(1,108)
12 months or more, Fair Value	4,128	8,031
Total Gross Unrealized Losses	(321)	(1,352)
Total, Fair Value	7,127	17,386
Federal agencies [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(4)	(7)
Less than 12 months, Fair Value	2,247	2,392
12 months or more, Gross Unrealized Losses	0	(3)
12 months or more, Fair Value	0	627
Total Gross Unrealized Losses	(4)	(10)
Total, Fair Value	2,247	3,019
Residential [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(4)	(80)
Less than 12 months, Fair Value	261	3,780
12 months or more, Gross Unrealized Losses	(45)	(334)
12 months or more, Fair Value	1,564	3,440
Total Gross Unrealized Losses	(49)	(414)
Total, Fair Value	1,825	7,220
Commercial [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(6)	(157)
Less than 12 months, Fair Value	491	3,183
12 months or more, Gross Unrealized Losses	(262)	(771)
12 months or more, Fair Value	2,564	3,964
Total Gross Unrealized Losses	(268)	(928)
Total, Fair Value	3,055	7,147
Corporate debt securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(14)	(205)
Less than 12 months, Fair Value	1,217	8,107
12 months or more, Gross Unrealized Losses	(55)	(81)
12 months or more, Fair Value	305	167
Total Gross Unrealized Losses	(69)	(286)
Total, Fair Value	1,522	8,274
Collateralized debt obligations [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(2)	(150)
Less than 12 months, Fair Value	1,485	4,268
12 months or more, Gross Unrealized Losses	(93)	(199)
12 months or more, Fair Value	798	613
Total Gross Unrealized Losses	(95)	(349)
Total, Fair Value	2,283	4,881
Other Debt Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(11)	(55)
Less than 12 months, Fair Value	2,153	3,002
12 months or more, Gross Unrealized Losses	(65)	(170)
12 months or more, Fair Value	1,010	841
Total Gross Unrealized Losses	(76)	(225)
Total, Fair Value	3,163	3,843
Equity Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(12)	(22)
Less than 12 months, Fair Value	164	377
12 months or more, Gross Unrealized Losses	(37)	(41)
12 months or more, Fair Value	538	530
Total Gross Unrealized Losses	(49)	(63)
Total, Fair Value	702	907
Perpetual preferred securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(3)	(13)
Less than 12 months, Fair Value	116	316
12 months or more, Gross Unrealized Losses	(37)	(41)
12 months or more, Fair Value	538	530
Total Gross Unrealized Losses	(40)	(54)
Total, Fair Value	654	846
Other equity securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position [Abstract]
Less than 12 months, Gross Unrealized Losses	(9)	(9)
Less than 12 months, Fair Value	48	61
12 months or more, Gross Unrealized Losses	0	0
12 months or more, Fair Value	0	0
Total Gross Unrealized Losses	(9)	(9)
Total, Fair Value	$ 48	$ 61